Lease liabilities - Summary of lease liabilities and discount rates (Detail) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 46,270	$ 61,780	$ 23,059
0 to 1 year [member]
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 5,370	$ 3,778
Effective average monthly rate used	0.93%	0.56%
1 to 2 years [member]
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 10,544	$ 7,634
Effective average monthly rate used	0.76%	0.73%
2 to 3 years [member]
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 6,602	$ 11,813
Effective average monthly rate used	0.79%	0.72%
3 to 4 years [member]
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 9,610	$ 5,404
Effective average monthly rate used	0.87%	0.70%
4 to 5 years [member]
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 2,674	$ 10,732
Effective average monthly rate used	0.92%	0.70%
5 to 9 years [member]
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 7,917	$ 2,498
Effective average monthly rate used	0.92%	0.78%
More than 9 years [member]
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 3,553	$ 19,921
Effective average monthly rate used	0.82%	0.98%